Consolidated statement of changes in equity - GBP (£) £ in Millions		Total	Total shareholders’ equity	Share capital	Share premium account	Retained earnings	Other equity reserves [1]	Non-controlling interests
Equity, beginning balance at Mar. 31, 2017		£ 20,384	£ 20,368	£ 449	£ 1,324	£ 22,582	£ (3,987)	£ 16
Profit for the year		3,551	3,550			3,550	0	1
Other comprehensive (loss)/income for the year		371	372			925	(553)	(1)
Total comprehensive income for the year		3,922	3,922			4,475	(553)	0
Equity dividends		(4,487)	(4,487)			(4,487)
Scrip dividend-related share issue	[2]	0	0	3	(3)
Purchase of treasury shares		(1,017)	(1,017)			(1,017)
Issue of treasury shares		33	33			33
Purchase of own shares		(5)	(5)			(5)
Share-based payments		16	16			16
Tax on share-based payments		2	2			2
Equity, ending balance at Mar. 31, 2018		18,848	18,832	452	1,321	21,599	(4,540)	16
Profit for the year		1,514	1,511			1,511	0	3
Other comprehensive (loss)/income for the year		339	338			89	249	1
Total comprehensive income for the year		1,853	1,849			1,600	249	4
Equity dividends		(1,160)	(1,160)			(1,160)
Scrip dividend-related share issue	[2]	(1)	(1)	6	(7)
Issue of treasury shares		18	18			18
Purchase of own shares		(2)	(2)			(2)
Share-based payments		27	27			27
Cash flow hedges transferred to the statement of financial position, net of tax		(18)	(18)				(18)
Equity, ending balance at Mar. 31, 2019		19,369	19,349	458	1,314	21,814	(4,237)	20
Profit for the year		1,265	1,264			1,264	0	1
Other comprehensive (loss)/income for the year		(175)	(176)			(509)	333	1
Total comprehensive income for the year		1,090	1,088			755	333	2
Equity dividends		(892)	(892)			(892)
Scrip dividend-related share issue	[2]	(1)	(1)	12	(13)
Issue of treasury shares		17	17			17
Purchase of own shares		(6)	(6)			(6)
Share-based payments		19	19			19
Tax on share-based payments		3	3			3
Cash flow hedges transferred to the statement of financial position, net of tax		(15)	(15)				(15)
Equity, ending balance at Mar. 31, 2020		£ 19,584	£ 19,562	£ 470	£ 1,301	£ 21,710	£ (3,919)	£ 22

[1]	For further details of other equity reserves, see note 28.
[2]	Included within the share premium account are costs associated with scrip dividends.